Related party balances and transactions (Related party commitments) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Capital commitments	¥ 1,947,988	¥ 714,129
Fuel purchase and transportation commitments	1,519,364	2,174,241
Joint ventures of the Group
Disclosure of transactions between related parties [line items]
Investment commitment (Note 40)		31,116
Fuel purchase and transportation commitments	¥ 131,810	¥ 143,614